Shareholder Fees - FidelitySustainableUSEquityFund-RetailPRO	Jul. 30, 2024 USD ($)
FidelitySustainableUSEquityFund-RetailPRO | Fidelity Sustainable U.S. Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none